Trinity Acquisition-Schedule of Sets Forth the Preliminary Allocation of the Purchase Price (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Assets acquired:
Cash and cash equivalents	$ 13,439,400
Contract receivables	101,954,686
Retention receivables	34,503,368
Contract assets (costs and estimated earnings in excess of billings on uncompleted contracts)	3,528,138
Due from affiliate	35,328,981
Reserve for amounts due from affiliate	(29,917,458)
Due from affiliate, net	5,411,523
Prepaid expenses and other current assets	195,287
Property and equipment, net	354,813
Operating lease right-of-use assets	851,701
Deferred tax asset	75,845
Deposit	10,000
Customer-related and contract-based intangible assets
Total identifiable assets acquired	160,324,761
Liabilities assumed:
Accounts payable	103,896,473
Retention payable	33,806,194
Accrued salaries and other current liabilities	726,681
Accrued liabilities – related parties	6,314,423
Contract liabilities	17,203,905
Obligation under future receivables financing, net	16,113,228
Current portion of operating lease liabilities	267,691
Current portion of long-term debt	28,169
Operating lease liabilities, net of current portion	584,010
Long-term debt, net of current portion	98,180
Total liabilities assumed	179,038,954
Net identifiable liabilities assumed	18,714,193
Transferred shares value	12,400,000
Goodwill	$ 31,114,193